ADVANCED SERIES TRUST

AST AB Global Bond Portfolio

Supplement dated February 2, 2016 to the

Currently Effective Summary Prospectus

This supplement should be read in conjunction with the Summary Prospectus (the Summary Prospectus) for the AST AB Global Bond Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Summary Prospectus.

Effective immediately, Michael Mon of AllianceBernstein L.P. is no longer a portfolio manager for the Portfolio. Scott DiMaggio, CFA, Matthew Sheridan, CFA, Douglas J. Peebles and Paul DeNoon continue to serve as portfolio managers for the Portfolio. To reflect the removal of Mr. Mon as a portfolio manager for the Portfolio, all references and information pertaining to Mr. Mon are hereby deleted from the Summary Prospectus.

 THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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